Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 16,316	$ 16,926	$ 33,328	$ 26,695	$ 74,007	$ 32,926	$ 23,955
Costs and expenses:
Cost of revenue	39,531	49,610	80,093	85,789	194,714	120,634	203,732
Research and development	20,908	21,040	40,603	37,610	93,477	68,822	74,850
Selling, general, and administrative	40,755	34,633	83,714	56,333	131,214	73,958	73,530
Income from legal settlement					0	0	(22,500)
Total costs and expenses	101,194	105,283	204,410	179,732	419,405	263,414	329,612
Loss from operations	(84,878)	(88,357)	(171,082)	(153,037)	(345,398)	(230,488)	(305,657)
Interest and other expense (income), net
Interest income					65	499	5,591
Interest expense, net	69	316	266	5,619	(5,954)	(26,820)	(10,594)
Other expense (income), net	(187)	4,978	141	6,420	(6,355)	(32)	(108)
Gain (loss) on fair value change, net	(1,904)	2,065	(6,285)	(5,348)	24,290	7,155	1,750
Loss on extinguishment of debt			0	(10,018)	(10,018)	0	(3,040)
Interest and other income (expense), net	(2,022)	7,359	(5,878)	16,709	2,028	(19,198)	(6,401)
Loss before provision for income taxes	(82,856)	(95,716)	(165,204)	(169,746)	(343,370)	(249,686)	(312,058)
Provision for income taxes	30	4	54	9	(392)	40	51
Net and comprehensive loss	$ (82,886)	$ (95,720)	$ (165,258)	$ (169,755)	$ (342,978)	$ (249,726)	$ (312,109)
Net loss per share, basic (in shares)	$ (0.39)	$ (0.45)	$ (0.77)	$ (1.26)	$ (1.97)	$ (148.81)	$ (198.66)
Net loss per share, diluted (in shares)	$ (0.39)	$ (0.45)	$ (0.77)	$ (1.26)	$ (1.97)	$ (148.81)	$ (198.66)
Weighted-average shares used in calculation of net loss per share, basic (in dollars per share)	214,253,209	212,116,112	214,242,768	134,240,831	173,692,582	1,678,098	1,571,045
Weighted-average shares used in calculation of net loss per share, diluted (in dollars per share)	214,253,209	212,116,112	214,242,768	134,240,831	173,692,582	1,678,098	1,571,045